Components of Income Before Income Taxes and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 210,556	$ 208,499	$ 138,257
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 210,556	$ 208,499	$ 138,257